Consolidated statement of cash flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ 1,111	$ 1,220	$ 1,626
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	332	323	299
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	76	81	79
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	715	815	1,245
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	(14)	3	5
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ 2	$ (2)	$ (2)